Leases - Lessor: Lease Income (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	¥ 31,005	¥ 44,646
Real estate asset [member]
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	10,049	23,587
Operating lease assets other than real estate [member]
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	¥ 20,956	¥ 21,059